Intangible assets - Summary of Remaining Balance Expected To Be Amortized (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 7,981
2021 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	2,154
2022 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,412
2023 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,213
2024 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,109
2025 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	991
2026 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	198
2027 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	198
2028 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	181
2029 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	175
2030 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	175
2031 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 175